ADVANCES TO SUPPLIERS - Additional Information (Detail)			1 Months Ended						12 Months Ended
	Feb. 06, 2018 USD ($) item	Feb. 06, 2018 CNY (¥) item	Jul. 31, 2020 item	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Feb. 28, 2018 USD ($) item	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)
Advances to suppliers
Number of Tokens Subscribed	5,297,157	5,297,157	2,222,222			5,297,157			2,222,222	2,222,222
Advance received				$ 1,000,000	¥ 7,000,000
Payments for Subscription of Tokens	$ 2,000,000	¥ 14,100,000				$ 2,000,000
Impairment On Advances To Suppliers									$ 900,000	¥ 6,000,000		¥ 0
Refund receivable on termination of tokens													$ 840,386	¥ 5,937,415	$ 800,000	¥ 5,900,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Advances to suppliers
Financing service fee paid							$ 1,100,000	¥ 7,500,000	1,100,000	¥ 7,500,000
Funds required for the development of cross fire new mobile game									$ 22,600,000								¥ 157,500,000	$ 22,300,000	¥ 157,500,000	$ 22,600,000	¥ 157,500,000
Non Recovery Of Advance Financing Fee											$ 14,400,000	¥ 100,000,000